Cash and stock-based compensation plans (Details 3) (Stock Purchase Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Purchase Options [Member]
Options Outstanding	915,566	1,142,019	803,994
Granted Options	182,420	72,053	420,777
Forfeited Options	(231,639)	(58,067)	(646)
Exercised Options	(442,675)	(240,439)	(82,106)
Options Outstanding	423,672	915,566	1,142,019
Exercisable Options	92,316
Expected to vest Options	331,356
Outstanding weighted average exercise price	$ 12.87	$ 12.39	$ 11.58
Granted Weighted average exercise price	$ 18.93	$ 17.81	$ 13.52
Forfeited Weighted average exercise price	$ 15.82	$ 12.16	$ 15.43
Exercised Weighted average exercise price	$ 12.9	$ 12.27	$ 10.15
Outstanding weighted average exercise price	$ 13.83	$ 12.87	$ 12.39
Exercisable Weighted average exercise price	$ 12.45
Expected to vest Weighted average exercise price	$ 14.22
Outstanding Weighted Average remaining contractual term	4 years 1 month 24 days
Exercisable Weighted Average remaining contractual term	2 years 1 month 13 days
Expected to vest Weighted average remaining contractual term	4 years 5 months 5 days
Outstanding Aggregate intrinsic value	$ 3,273
Exercisable Aggregate intrinsic value	841
Expected to vest Aggregate intrinsic value	$ 2,432